Share-based payments - Performance share units (Details) - PSUs	12 Months Ended
Sep. 30, 2022 plan shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of plans in share-based payment arrangement | plan	2
Vesting period for PSUs	4 years
Class A subordinate voting shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per PSU to which participants are entitled (in shares) | shares	1